SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－19 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2024, up through the date the Company issued the audited consolidated financial statements.

On March 28, 2025, the Company are offering, on a reasonable best efforts basis, of up to 9,000,000 ordinary shares (“Ordinary Shares” ), par value $0.00025 per share of Multi Ways Holdings Limited (“MWG”) directly to select investors pursuant to Form S-8 supplement and the accompanying prospectus at an assumed offering price of $0.2180 per Ordinary Share, which represents a 30.0% discount from the last reported sale price of the Company’s Ordinary Share, as reported on the NYSE American Market on March 26, 2025.

During the period, the Company did not have any material subsequent events other than disclosed above.